BUSINESS ACQUISITIONS (Details Narrative)	Sep. 11, 2024 USD ($)
Optilan India P V T Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination [Line Items]
Intellectual property	$ 65,000